Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Feb. 26, 2015
Document Effective Date	Feb. 27, 2015
Prospectus Date	Feb. 27, 2015
Dreyfus Global Dynamic Bond Fund | A
Risk/Return:
Trading Symbol	DGDAX
Dreyfus Global Dynamic Bond Fund | C
Risk/Return:
Trading Symbol	DGDCX
Dreyfus Global Dynamic Bond Fund | I
Risk/Return:
Trading Symbol	DGDIX
Dreyfus Global Dynamic Bond Fund | Class Y
Risk/Return:
Trading Symbol	DGDYX
Dreyfus Global Real Return Fund | Class A
Risk/Return:
Trading Symbol	DRRAX
Dreyfus Global Real Return Fund | Class C
Risk/Return:
Trading Symbol	DRRCX
Dreyfus Global Real Return Fund | Class I
Risk/Return:
Trading Symbol	DRRIX
Dreyfus Global Real Return Fund | Class Y
Risk/Return:
Trading Symbol	DRRYX
Dreyfus Total Emerging Markets Fund | A
Risk/Return:
Trading Symbol	DTMAX
Dreyfus Total Emerging Markets Fund | C
Risk/Return:
Trading Symbol	DTMCX
Dreyfus Total Emerging Markets Fund | I
Risk/Return:
Trading Symbol	DTEIX
Dreyfus Total Emerging Markets Fund | Class Y
Risk/Return:
Trading Symbol	DTMYX
Dynamic Total Return Fund | Class A
Risk/Return:
Trading Symbol	AVGAX
Dynamic Total Return Fund | Class C
Risk/Return:
Trading Symbol	AVGCX
Dynamic Total Return Fund | Class I
Risk/Return:
Trading Symbol	AVGRX
Dynamic Total Return Fund | Class Y
Risk/Return:
Trading Symbol	AVGYX